S-K 1603(a) SPAC Sponsor	Mar. 06, 2026 shares
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Apogee Acquisition Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our Sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our Sponsor’s business is focused on investing in our company.
Securities Issued or to be Issued, Shares	13,456,963
Private Placement [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	470,000
Founder Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	50,000